Loss Per Common Share (Tables)	12 Months Ended
Dec. 31, 2012
Loss Per Common Share [Abstract]
Summary loss per common share computation

Loss per share was calculated as follows:

LOSS PER COMMON SHARE COMPUTATION

Years Ended December 31,	2012	2011	2010
Net loss	$(50,491)	$(67,505)	$(185,418)

Net loss available to common shareholders	$(50,191)	$(67,505)	$(185,418)

Average common shares outstanding	85,938,714	76,653,990	28,258,953
Net effect of dilutive stock options	—	—	—

Dilutive common shares outstanding	85,738,714	76,653,990	28,258,953

Loss per share – basic	$(0.59)	$(0.88)	$(6.56)
Loss per share – diluted	$(0.59)	$(0.88)	$(6.56)